Other non-current assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current assets and liabilities [Abstract]
Disclosure of detailed information about other non-current assets and other liabilities

	2022	2021
Other non-current assets
VAT receivable(1)	$612	$1,676
Non-current derivative assets(2)	5,527	2,460
Receivable from Orion (note 10 and 29)	—	25,000
Long-term supplies inventory	1,732	1,734
Other	2,686	1,214
Total other non-current assets	$10,557	$32,084

Other non-current liabilities
Long-term portion of lease obligations (note 15)	$8,730	$14,053
Post-retirement benefits (3)	862	4,382
Long-term derivative liabilities(2)	4,588	990
Total other non-current liabilities	$14,180	$19,425
(1)Relates to the Öksüt Mine.
(2)Relates to the diesel, foreign exchange and copper hedging contracts (note 26a).
(3)Decrease relates to the derecognition of a non-current employee defined benefit liability (note 19).